Write-Off of Goodwill and Intangibles (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill impairment loss	$ 3,481,000				$ 6,710,200
Impairment charges					800,000
Deferred tax liabilities							$ 1,600,000
Income tax expense benefit	12,814		$ 21,114		60,000	$ 23,364	1,653,067
Goodwill	7,746,491		7,746,491		11,227,491	19,590,758	1,653,067
Intangible assets impairment loss			817,000		800,000
Decrease in valuation allowance					(4,189,048)	(3,201,452)
Accumulated deficit	(254,879,047)		(254,879,047)		(235,106,206)	$ (208,187,210)
Trade Names [Member]
Impairment charges					488,000
Intangible assets impairment loss	548,000
Trademarks [Member]
Impairment charges					312,000
Intangible assets impairment loss	119,000
Tin Bu LLC [Member]
Goodwill impairment loss	1,570,000				5,650,000
Global Gaming Enterprises, Inc. [Member]
Goodwill impairment loss	$ 1,910,000				1,060,000.00
Income tax expense benefit							1,653,067
Intangible assets impairment loss			817,002		798,800
Decrease in valuation allowance							1,600,000
Increase in goodwill							1,653,067
Accumulated deficit							$ (1,653,067)
Global Gaming Enterprises, Inc. [Member] | Trademarks and Trade Names [Member]
Intangible assets impairment loss			547,669		488,300
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Intangible assets impairment loss			$ 119,000		$ 311,500